ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
		Feb. 07, 2019	Nov. 30, 2019	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				$ 22,177		$ 14,668	$ 13,474
Other comprehensive income (loss)				(62)		590	(945)
Issuance of class A shares of BIPC	[1],[2]			0
Other items	[4]			104	[3]	173	0
Balance as				21,673		22,177	14,668
Chilean toll roads
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, net of tax		$ (38)		$ 44		$ 38
Disposal of ownership interest, percentage				33.00%		33.00%
Colombian regulated distribution operation
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, net of tax				$ 61
Disposal of ownership interest, percentage				17.00%
Texas electricity transmission project
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, net of tax				$ 25
Disposal of ownership interest, percentage				11.00%
Australia District Energy Business
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity			$ 12
Reclassification adjustments on exchange differences on translation, net of tax			$ (35)			$ 12
Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				$ 5,048		4,513	4,967
Other comprehensive income (loss)				(11)		246	(205)
Issuance of class A shares of BIPC	[1],[2]			(441)
Other items	[4]			110	[3]	314	120
Balance as				4,233		5,048	4,513
Limited Partners | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	[4]			473		209	864
Other comprehensive income (loss)	[4]			(11)		246	(205)
Issuance of class A shares of BIPC	[1],[2],[4]			18
Other items	[4]			(28)	[3]	18	(450)
Balance as	[4]			452		473	209
Limited Partners | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				899		667
Other comprehensive income (loss)				175		240
Issuance of class A shares of BIPC				0
Other items				(59)		(8)
Balance as				1,015		899	667
Limited Partners | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(1,324)		(1,336)
Other comprehensive income (loss)				(287)		(8)
Issuance of class A shares of BIPC				18
Other items				31		20
Balance as				(1,562)		(1,324)	(1,336)
Limited Partners | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				30		95
Other comprehensive income (loss)				7		(71)
Issuance of class A shares of BIPC				0
Other items				0		6
Balance as				37		30	95
Limited Partners | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(82)		(96)
Other comprehensive income (loss)				68		14
Issuance of class A shares of BIPC				0
Other items				0		0
Balance as				(14)		(82)	(96)
Limited Partners | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0		(33)
Other comprehensive income (loss)				39		33
Issuance of class A shares of BIPC				0
Other items				0		0
Balance as				39		0	(33)
Limited Partners | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(18)		(18)
Other comprehensive income (loss)				(18)		0
Issuance of class A shares of BIPC				0
Other items				0		0
Balance as				(36)		(18)	(18)
Limited Partners | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				968		930
Other comprehensive income (loss)				5		38
Issuance of class A shares of BIPC				0
Other items				0		0
Balance as				973		968	930
General partner
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				24		22	25
Other comprehensive income (loss)				(1)		1
Issuance of class A shares of BIPC	[1],[2]			(2)
Balance as				19		24	22
General partner | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				4		3
Other comprehensive income (loss)				(1)		1
Balance as				3		4	3
General partner | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				6		5
Other comprehensive income (loss)				1		1
Balance as				7		6	5
General partner | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(9)		(9)
Other comprehensive income (loss)				(3)		0
Balance as				(12)		(9)	(9)
General partner | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				2		2
Other comprehensive income (loss)				0		0
Balance as				2		2	2
General partner | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0		0
Other comprehensive income (loss)				1		0
Balance as				1		0	0
General partner | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0		0
Other comprehensive income (loss)				0		0
Balance as				0		0	0
General partner | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0		0
Other comprehensive income (loss)				0		0
Balance as				0		0	0
General partner | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				5		5
Other comprehensive income (loss)				0		0
Balance as				5		5	5
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				2,039		1,823	2,012
Other comprehensive income (loss)				(7)		103	(87)
Issuance of class A shares of BIPC	[1],[2]			(183)
Other items	[4]			36	[3]	98	43
Balance as				1,687		2,039	1,823
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				223		112	387
Other comprehensive income (loss)				(7)		103	(87)
Issuance of class A shares of BIPC	[1],[2]			5
Other items	[4]			(12)	[3]	8	(188)
Balance as				209		223	112
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				391		296
Other comprehensive income (loss)				72		99
Issuance of class A shares of BIPC				0
Other items				(25)		(4)
Balance as				438		391	296
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(546)		(552)
Other comprehensive income (loss)				(119)		(3)
Issuance of class A shares of BIPC				5
Other items				13		9
Balance as				(647)		(546)	(552)
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				14		40
Other comprehensive income (loss)				3		(29)
Issuance of class A shares of BIPC				0
Other items				0		3
Balance as				17		14	40
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(37)		(43)
Other comprehensive income (loss)				28		6
Issuance of class A shares of BIPC				0
Other items				0		0
Balance as				(9)		(37)	(43)
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(2)		(16)
Other comprehensive income (loss)				15		14
Issuance of class A shares of BIPC				0
Other items				0		0
Balance as				13		(2)	(16)
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(4)		(4)
Other comprehensive income (loss)				(8)		0
Issuance of class A shares of BIPC				0
Other items				0		0
Balance as				(12)		(4)	(4)
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				407		391
Other comprehensive income (loss)				2		16
Issuance of class A shares of BIPC				0
Other items				0		0
Balance as				409		407	391
Non-controlling interest— BIPC exchangeable shares
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, net of tax				23
Non-controlling interest— BIPC exchangeable shares | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0
Other comprehensive income (loss)				87
Issuance of class A shares of BIPC				(23)
Other items				(2)
Balance as				62		0
Non-controlling interest— BIPC exchangeable shares | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0
Other comprehensive income (loss)				29
Issuance of class A shares of BIPC				0
Other items				(2)
Balance as				27		0
Non-controlling interest— BIPC exchangeable shares | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0
Other comprehensive income (loss)				51
Issuance of class A shares of BIPC				(23)
Other items				0
Balance as				28		0
Non-controlling interest— BIPC exchangeable shares | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0
Other comprehensive income (loss)				(6)
Issuance of class A shares of BIPC				0
Other items				0
Balance as				(6)		0
Non-controlling interest— BIPC exchangeable shares | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0
Other comprehensive income (loss)				22
Issuance of class A shares of BIPC				0
Other items				0
Balance as				22		0
Non-controlling interest— BIPC exchangeable shares | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0
Other comprehensive income (loss)				5
Issuance of class A shares of BIPC				0
Other items				0
Balance as				5		0
Non-controlling interest— BIPC exchangeable shares | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0
Other comprehensive income (loss)				(3)
Issuance of class A shares of BIPC				0
Other items				0
Balance as				(3)		0
Non-controlling interest— BIPC exchangeable shares | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0
Other comprehensive income (loss)				(11)
Issuance of class A shares of BIPC				0
Other items				0
Balance as				(11)		0
Non-controlling interest— Exchange LP Units | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				5		4
Other comprehensive income (loss)				0		1
Other items				0
Balance as				5		5	4
Non-controlling interest— Exchange LP Units | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				3		2
Other comprehensive income (loss)				1		1
Other items				0
Balance as				4		3	2
Non-controlling interest— Exchange LP Units | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				1		1
Other comprehensive income (loss)				(2)		0
Other items				0
Balance as				(1)		1	1
Non-controlling interest— Exchange LP Units | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0		0
Other comprehensive income (loss)				0		0
Other items				0
Balance as				0		0	0
Non-controlling interest— Exchange LP Units | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(1)		(1)
Other comprehensive income (loss)				1		0
Other items				0
Balance as				0		(1)	(1)
Non-controlling interest— Exchange LP Units | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0		0
Other comprehensive income (loss)				0		0
Other items				0
Balance as				0		0	0
Non-controlling interest— Exchange LP Units | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0		0
Other comprehensive income (loss)				0		0
Other items				0
Balance as				0		0	0
Non-controlling interest— Exchange LP Units | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				2		2
Other comprehensive income (loss)				0		0
Other items				0
Balance as				$ 2		$ 2	$ 2

[1]	Refer to Note 1, Organization and Description of the Business.
[2]	Refer to Note 26, Partnership Capital.
[3]	Refer to Note 6, Acquisition of Businesses.
[4]	Refer to Note 27, Accumulated Other Comprehensive Income (Loss).